Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First PEO ($) [1]	Summary Compensation Table Total for Second PEO ($) [2]	Compensation Actually Paid to First PEO 1 3	Compensation Actually Paid to Second PEO ($) 2 3	Average Summary Compensation Table Total for Non-PEO NEOs ($) [4]	Average Compensation Actually Paid to Non-PEO NEOs ($) 4 5	Total Shareholder Return ($) [6]	Peer Group Total Shareholder Return ($) [7]	Net Income (loss) ($) [8]
2022	1,114,060	N/A	(10,603,081)	N/A	910,478	(5,481,343)	76.85	68.46	(19,253,000)
2021	62,432,892	1,500,060	84,765,609	1,500,060	35,049,344	47,823,598	138.79	109.67	(117,931,000)

Named Executive Officers, Footnote [Text Block]			Mr. Ricci has served as our Principal Executive Officer (PEO) since February 2021. Amounts in this column reflect Mr. Ricci’s total compensation reported for 2021 and 2022 in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”Mr. Boersma served as our PEO from February 2019 to February 2021. Amounts in this column reflect Mr. Boersma’s total compensation reported for 2021 in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation–Summary Compensation Table.”The dollar amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers as a group (excluding Mr. Ricci, who served as our PEO during part of 2021 and all of 2022, and for 2021 only, excluding Mr. Boersma, who served as our PEO during part of 2021) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the named executive officers included in such group for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Travis Boersma, Charles L. Jemley, Brian Maxwell, and John Graham, and (ii) for 2021, Brian Maxwell and John Graham.
Peer Group Issuers, Footnote [Text Block]			Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Consumer Discretionary Index (SP500.25).
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Ricci or Mr. Boersma, as applicable, as calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Ricci or Boersma during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to each of Messrs. Ricci’s and Boersma’s total compensation for each applicable year to determine the compensation actually paid:

	2022		2021
	Travis Boersma	Joth Ricci ($)	Travis Boersma ($)	Joth Ricci ($)
Summary Compensation Table Total	N/A	1,114,060	1,500,060	62,432,892
Subtract Summary Compensation Table Value of Stock Awards	N/A	—	—	(61,346,520)
Add Covered Year End Fair Value of Stock Awards Granted during Covered Year that are Outstanding and Unvested at Covered Year End	N/A	—	—	40,736,604
Add Change in Fair Value as of Covered Year End (Compared to Prior Year End) of Prior Year Stock Awards that are Outstanding and Unvested at Covered Year End	N/A	(12,119,893)	—	—
Add Vesting Date Fair Value of Stock Awards that were Granted and Vested during the Covered Year	N/A	—	—	42,942,633
Add Change in Fair Value as of Vesting Date (Compared to Prior Year End) of Prior Year Stock Awards that Vested during the Covered Year	N/A	402,752	—	—
Compensation Actually Paid	N/A	(10,603,081)	1,500,060	84,765,609
			Adjustments for pension, dividend payments, option awards, and forfeiture of stock awards that failed to vest are not covered, as the Company does not have supplemental executive retirement plans, does not pay dividends on equity awards, neither Mr. Boersma nor Mr. Ricci was granted or held any option awards during 2022 or 2021, and no stock awards held by either Mr. Boersma or Mr. Ricci were forfeited due to a failure to vest in 2021 and 2022.
Non-PEO NEO Average Total Compensation Amount			$ 910,478	$ 35,049,344
Non-PEO NEO Average Compensation Actually Paid Amount			$ (5,481,343)	47,823,598
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Ricci and for 2021 only, excluding Mr. Boersma) in each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such group of named executive officers during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Ricci and for 2021 only, excluding Mr. Boersma) for each year to determine the compensation actually paid:

	2022	2021
	Non-PEO NEOs ($)	Non-PEO NEOs ($)
Average Summary Compensation Table Total	910,478	35,049,344
Subtract Average Summary Compensation Table Value of Stock Awards	—	(34,364,866)
Add Average Covered Year End Fair Value of Stock Awards Granted during Covered Year that are Outstanding and Unvested at Covered Year End	—	31,490,304
Add Average Change in Fair Value as of Covered Year End (Compared to Prior Year End) of Prior Year Stock Awards that are Outstanding and Unvested at Covered Year End	(6,611,492)	—
Add Average Vesting Date Fair Value of Stock Awards that were Granted and Vested during the Covered Year	—	15,648,816
Add Average Change in Fair Value as of Vesting Date (Compared to Prior Year End) of Prior Year Stock Awards that Vested during the Covered Year	219,671	—
Average Compensation Actually Paid	(5,481,343)	47,823,598
Adjustments for pension, dividend payments, option awards, and forfeiture of stock awards that failed to vest are not covered, as the Company does not have supplemental executive retirement plans, does not pay dividends on equity awards, none of the applicable named executive officers was granted or held any option awards during 2022 or 2021, and no stock awards held by any of the applicable name executive officers for 2021 and 2022 were forfeited due to a failure to vest during such years.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
The chart below shows the relationship between the compensation actually paid to our PEOs and the average compensation actually paid to our named executive officers as a group (excluding Mr. Ricci and for 2021 only, excluding Mr. Boersma) for 2021 and 2022, on the one hand, to our cumulative TSR over such years, on the other.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income (Loss)
The chart below shows the relationship between the compensation actually paid to our PEOs and the average compensation actually paid to our named executive officers as a group (excluding Mr. Ricci and for 2021 only, excluding Mr. Boersma) for 2021 and 2022, on the one hand, to our net income (loss) over such years, on the other.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The chart below shows the relationship between our two-year cumulative TSR to the two-year cumulative TSR of the companies in the S&P 500 Consumer Discretionary Index (SP500.25), in each case based on the value of an initial fixed $100 investment.

Total Shareholder Return Amount			$ 76.85	138.79
Peer Group Total Shareholder Return Amount			68.46	109.67
Net Income (Loss)			$ (19,253,000)	(117,931,000)
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain measures of financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”Total shareholder return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends have been declared on our Class A common stock to date. The measurement period for 2021 and 2022 TSR commenced on September 15, 2021, the date our stock commenced trading on the New York Stock Exchange in connection with our IPO.The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
Tabular List of Financial Performance Measures
The Company did not use any financial performance measures to link compensation actually paid to our named executive officers in the year ended December 31, 2022, to Company performance. For further information, refer to “Executive Compensation—Compensation Discussion and Analysis.”
			All information provided above under the “Pay versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.
Ricci [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 1,114,060	62,432,892
PEO Actually Paid Compensation Amount			$ (10,603,081)	84,765,609
PEO Name		Mr. Ricci	Mr. Ricci
Boersma [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				1,500,060
PEO Actually Paid Compensation Amount				1,500,060
PEO Name	Mr. Boersma
PEO [Member] | Ricci [Member] | Stock Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	(61,346,520)
PEO [Member] | Ricci [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	40,736,604
PEO [Member] | Ricci [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(12,119,893)	0
PEO [Member] | Ricci [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	42,942,633
PEO [Member] | Ricci [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			402,752	0
PEO [Member] | Boersma [Member] | Stock Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Boersma [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Boersma [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Boersma [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Boersma [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Non-PEO NEO [Member] | Stock Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(34,364,866)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	31,490,304
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,611,492)	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	15,648,816
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 219,671	$ 0